Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

		Accumulated	Net book
December 31, 2019	Cost	depreciation	value
Land and buildings	$4,764	$1,565	$3,199
Computer equipment and software	5,601	4,521	1,080
Furniture and fixtures	4,213	3,715	498
Machinery and equipment	91,926	41,775	50,151
Leasehold improvements	11,463	7,535	3,928
	$117,967	$59,111	$58,856

		Accumulated	Net book
December 31, 2018	Cost	depreciation	value
Land and buildings	$4,765	$1,474	$3,291
Computer equipment and software	7,079	6,043	1,036
Furniture and fixtures	3,553	2,975	578
Machinery and equipment	87,151	33,476	53,675
Leasehold improvements	11,578	6,727	4,851
	$114,126	$50,695	$63,431